Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		98 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013
Operating Activities
Net loss	$ (158,118)	$ (40,736)	$ (142,349)	$ (62,405)	$ (550,716)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	92,518		51,209		143,727
Changes in operating assets and liabilities:
Accounts receivable	340		(340)
Prepaid expenses and deposits	3,500		(4,500)		(1,000)
Accounts payable	3,001	531			3,001
Due to related parties	42,000	39,000	62,000	60,000	350,666
Net Cash Used In Operating Activities	(16,759)	(1,205)	(33,980)	(2,405)	(54,322)
Investing Activities
Acquisition of mineral properties			(11,374)		(11,374)
Net Cash Used In Investing Activities			(11,374)		(11,374)
Financing Activities
Proceeds from common stock issued		96,500	97,500		105,500
Net Cash Provided By Financing Activities		96,500	97,500		105,500
Increase (Decrease) in Cash	(16,759)	95,295	52,146	(2,405)	39,804
Cash, Beginning of Period	56,563	4,417	4,417	6,822
Cash, End of Period	39,804	99,712	56,563	4,417	39,804
Non-cash Investing and Financing Activities:
Common stock issued pursuant to mineral property option agreement			15,000		15,000
Common stock issued recorded as deferred compensation			318,791		318,791
Common stock issued to settle related party debt	308,500				308,500
Supplemental Disclosures:
Interest paid
Income taxes paid